INCOME TAX - Net operating losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating losses carry forwards
PRC enterprise income tax rate (as a percent)	25.00%	25.00%	25.00%
State administration of taxation, China
Operating losses carry forwards
Net operating losses carry forwards	¥ 652,043
Net operating losses carry forwards expire if unused by December 31, 2018	193,880
Net operating losses carry forwards expire if unused by December 31, 2019	60,137
Net operating losses carry forwards expire if unused by December 31, 2020	113,187
Net operating losses carry forwards expire if unused by December 31, 2021	76,752
Net operating losses carry forwards expire if unused by December 31, 2022	¥ 208,087
PRC enterprise income tax rate (as a percent)	25.00%
Withholding tax for dividends distributed by a PRC-resident enterprise to its non-PRC-resident corporate investor (as a percent)	10.00%